Provisions and Contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of contingent liabilities [abstract]
Breakdown of provisions by nature

The table below demonstrates the breakdown of provisions by nature and its movement:

Provisions	Balance on 12/31/2020	Additions	Reversals	Payments	Interest	Reclassification to liabilities held for sale (i)	Balance on 12/31/2021
IRPJ and CSLL (a.1.1)	547,862	-	(6,966)	-	11,276	-	552,172
ICMS (c)	108,568	58,839	(83,536)	-	284	-	84,155
Civil, environmental and regulatory claims (a.2.1)	57,772	87,066	(9,702)	(8,116)	724	(18,983)	108,761
Labor litigation (a.3.1)	90,675	42,826	(4,432)	(17,068)	2,620	(19,161)	95,460
Others	93,168	63	(1,457)	-	704	(841)	91,637
Total	898,045	188,794	(106,093)	(25,184)	15,608	(38,985)	932,185
Current	43,660						119,942
Non-current	854,385						812,243

(i) For further information see Note 3.c.1.

Balances of escrow deposits	Balances of escrow deposits are as follows:
	12/31/2021	12/31/2020
Tax matters	731,326	789,624
Labor litigation	48,147	57,603
Civil and others	91,788	102,569
Total	871,261	949,796